Consolidated Statement Of Shareholders' Equity (USD $) In Millions	Total	Common stock	Capital in excess of par value	Retained earnings	Accumulated other comprehensive income (loss)	Total Walmart shareholders' equity	Nonredeemable Noncontrolling interest
Redeemable noncontrolling interest at Jan. 31, 2012	$ 404
Balances at Jan. 31, 2012	75,761	342	3,692	68,691	(1,410)	71,315	4,446
Balances, in shares at Jan. 31, 2012		3,418
Consolidated net income	17,683			16,999		16,999	684
Other comprehensive income, net of income taxes	961				823	823	138
Cash dividends declared	(5,361)			(5,361)		(5,361)
Purchase of Company stock (in shares)		(115)
Purchase of Company stock	(7,709)	(11)	(357)	(7,341)		(7,709)
Nonredeemable noncontrolling interest of acquired entity	469						469
Other, in shares		11
Other	(66)	1	285	(10)		276	(342)
Consolidated net income, net of tax, attributable to redeemable noncontrolling interest	73
Less other comprehensive income (loss) attributable to redeemable noncontrolling interest	51
Other change in redeemable noncontrolling interest	(9)
Redeemable noncontrolling interest at Jan. 31, 2013	519
Balances at Jan. 31, 2013	81,738	332	3,620	72,978	(587)	76,343	5,395
Balances, in shares at Jan. 31, 2013		3,314
Consolidated net income	16,617			16,022		16,022	595
Other comprehensive income, net of income taxes	(2,720)				(2,409)	(2,409)	(311)
Cash dividends declared	(6,139)			(6,139)		(6,139)
Purchase of Company stock (in shares)		(87)
Purchase of Company stock	(6,557)	(9)	(294)	(6,254)		(6,557)
Redemption value adjustment of redeemable noncontrolling interest	(1,019)		(1,019)			(1,019)
Other, in shares		6
Other	(581)		55	(41)		14	(595)
Consolidated net income, net of tax, attributable to redeemable noncontrolling interest	78
Less other comprehensive income (loss) attributable to redeemable noncontrolling interest	(66)
Redemption value adjustment of redeemable noncontrolling interest	1,019
Other change in redeemable noncontrolling interest	(59)
Redeemable noncontrolling interest at Jan. 31, 2014	1,491
Balances at Jan. 31, 2014	81,339	323	2,362	76,566	(2,996)	76,255	5,084
Balances, in shares at Jan. 31, 2014		3,233
Consolidated net income	17,099			16,363		16,363	736
Other comprehensive income, net of income taxes	(4,718)				(4,172)	(4,172)	(546)
Cash dividends declared	(6,185)			(6,185)		(6,185)
Purchase of Company stock (in shares)		(13)
Purchase of Company stock	(980)	(1)	(29)	(950)		(980)
Other, in shares		8
Other	(618)	1	129	(17)		113	(731)
Purchase of redeemable noncontrolling interest	(1,491)
Less other comprehensive income (loss) attributable to redeemable noncontrolling interest	0
Redeemable noncontrolling interest at Jan. 31, 2015	0
Balances at Jan. 31, 2015	$ 85,937	$ 323	$ 2,462	$ 85,777	$ (7,168)	$ 81,394	$ 4,543
Balances, in shares at Jan. 31, 2015		3,228